Supplemental Financial Information	12 Months Ended
Mar. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Supplemental Financial Information

17. Supplemental Financial Information

The following table presents the unaudited statements of operations data for each of the eight quarters in the period ended March 31, 2015. The information has been presented on the same basis as the audited financial statements and all necessary adjustments, consisting only of normal recurring adjustments, have been included in the amounts below to present fairly the unaudited quarterly results when read in conjunction with the audited financial statements and related notes. The operating results for any quarter should not be relied upon as necessarily indicative of results for any future period.

Quarterly Results of Operations (Unaudited)

 (in thousands, except share and per share amounts)

	Three Months Ended				Total
	June 30, 2014	September 30, 2014	December 31, 2014	March 31, 2015	Fiscal Year 2015

Revenues:	$-	$-	$-	$-	$-

Operating expenses:
Research and development	474	558	445	956	2,433
General and administrative	797	556	671	2,320	4,344
Total operating expenses	1,271	1,114	1,116	3,276	6,777
Loss from operations	(1,271)	(1,114)	(1,116)	(3,276)	(6,777)

Other expenses, net:
Interest expense, net	(785)	(606)	(792)	(2,366)	(4,549)
Change in warrant liabilities	(1,727)	1,302	953	(563)	(35)
Loss on extinguishment of debt	(768)	(1,603)	-	(17)	(2,388)
Other expense, net	-	-	(135)	-	(135)

Loss before income taxes	(4,551)	(2,021)	(1,090)	(6,222)	(13,884)
Income taxes	(2)	-	-	-	(2)
Net loss	$(4,553)	$(2,021)	$(1,090)	$(6,222)	$(13,886)

Basic net (loss) per common share	$(3.70)	$(1.58)	$(0.84)	$(4.24)	$(10.53)

Diluted net loss per common share	$(3.70)	$(1.90)	$(1.08)	$(4.24)	$(10.61)

Weighted average shares used in computing:
Basic net (loss) per common share	1,229,488	1,279,251	1,302,300	1,466,386	1,318,797

Diluted net loss per common share	1,229,488	1,299,099	1,302,300	1,466,386	1,318,797

	Three Months Ended				Total
	June 30, 2013	September 30, 2013	December 31, 2013	March 31, 2014	Fiscal Year 2014

Revenues:	$-	$-	$-	$-	$-

Operating expenses:
Research and development	695	669	551	566	2,481
General and administrative	605	546	897	500	2,548
Total operating expenses	1,300	1,215	1,448	1,066	5,029
Loss from operations	(1,300)	(1,215)	(1,448)	(1,066)	(5,029)

Other expenses, net:
Interest expense, net	(316)	(323)	(361)	(503)	(1,503)
Change in warrant liabilities	1,805	79	1,940	(257)	3,567

Income (loss) before income taxes	189	(1,459)	131	(1,826)	(2,965)
Income taxes	(3)	-	-	-	(3)
Net income (loss)	186	$(1,459)	$131	$(1,826)	$(2,968)

Basic net income (loss) per common share	$0.18	$(1.35)	$0.12	$(1.57)	$(2.70)

Diluted net loss per common share	$(0.44)	$(1.37)	$(0.44)	$(1.57)	$(3.81)

Weighted average shares used in computing:
Basic net income (loss) per common share	1,042,081	1,081,529	1,110,529	1,162,636	1,098,742

Diluted net loss per common share	1,061,544	1,128,152	1,110,529	1,162,636	1,099,216